Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2020	$ 117,817	$ 58	$ 958	$ (22,302)	$ 96,531	$ 49,110	$ 145,641
Balance, shares at Mar. 31, 2020	10,988
IfrsStatementLineItems [Line Items]
Issued under private placement	$ 6,980				6,980		6,980
Issued under private placement, shares	698
Share issuance costs	$ (248)				(248)		(248)
Share-based compensation						295	295
Unrealized gain on investments			79		79		79
Net loss for period				(696)	(696)	41	(655)
Ending balance, value at Jun. 30, 2020	$ 124,549	58	1,037	(22,998)	102,646	49,446	152,092
Balance, shares at Jun. 30, 2020	11,686
Beginning balance, value at Mar. 31, 2021	$ 130,649	7,977	958	(38,135)	101,449	46,153	147,602
Balance, shares at Mar. 31, 2021	12,084
IfrsStatementLineItems [Line Items]
Share issuance costs	$ (1,877)				(1,877)		(1,877)
Shares issued or accrued for services	$ 30				30		30
Shares issued or accrued for services, shares	1
Share-based compensation		2,082			2,082	98	2,180
Shares issued under ATM	$ 2,643				2,643		2,643
Shares issued under ATM, shares	91
Shares issued under offering	$ 26,450				26,450		26,450
Shares issued under offering, shares	1,150
Net loss for period				(3,066)	(3,066)	(157)	(3,223)
Ending balance, value at Jun. 30, 2021	$ 157,895	$ 10,059	$ 958	$ (41,201)	$ 127,711	$ 46,094	$ 173,805
Balance, shares at Jun. 30, 2021	13,326